Other receivables (Tables)	9 Months Ended
Mar. 31, 2025
Other receivables [Abstract]
Other Receivables

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current assets
Trade receivables	2	152
Government grant receivable	-	2,078
Share issuance proceeds	-	16,563
Interest receivable	285	1,472
ERS receivable	3,714	1,128
Other receivables	129	130
Goods and services tax receivable	16,883	7,844

Total other receivables	21,013	29,367